SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Equity method investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total consideration		¥ 420,000
Amount recorded in additional paid-in capital	$ 58,671	¥ 420,000	$ 58,671